ORGANIZATION - Net revenue, net loss, operating, investing and financing cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable interest entity
Total net revenues	¥ 80,752,439	$ 12,671,820	¥ 70,480,978	¥ 46,014,906
Net income (loss)	(524,766)	(82,346)	2,778,323	(2,180,127)
Net cash provided by (used in) operating activities	3,595,122	564,153	9,361,949	112,626
Net cash provided by (used in) investing activities	(24,884,074)	(3,904,854)	(14,977,618)	(3,873,722)
Net cash used in financing activities	(1,074,173)	(168,561)	25,406,250	23,026,396
Net increase (decrease) in cash, cash equivalents and restricted cash	(22,805,266)	$ (3,578,644)	17,606,899	19,170,378
VIE
Variable interest entity
Total net revenues from third party	946,883		1,020,299	5,195,298
Total net revenues from non-VIE subsidiaries of the Group	184,717		187,299	1,598,553
Total net revenues	1,131,600		1,207,598	6,793,851
Net income (loss)	(52,557)		614,223	(187,538)
Net cash provided by (used in) operating activities	(1,604,900)		(2,192,335)	6,701,805
Net cash provided by (used in) investing activities	3,784,129		3,413,849	(698,934)
Net cash used in financing activities	(1,440,230)		(1,571,848)	(7,442,072)
Net increase (decrease) in cash, cash equivalents and restricted cash	¥ 738,999		¥ (350,334)	¥ (1,439,201)